Note 15 Calendar of the notional maturities of the hedging instruments (Details) € in Millions	Dec. 31, 2025 EUR (€)
Fair value hedges [member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	€ 66,516
Of which interest rate fair value hedges [Member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	65,099
Cash flow hedges [member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	38,281
Of which interest rate cash flow hedges [Member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	33,784
Hedges of net investment in foreign operations [member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	16,750
Portfolio fair value hedges of interest rate risk [Member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	5,988
Portfolio cash flow hedges of interest rate risk [Member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	0
Derivatives [member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	127,535
Not later than three months [member] | Fair value hedges [member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	6,701
Not later than three months [member] | Of which interest rate fair value hedges [Member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	6,490
Not later than three months [member] | Cash flow hedges [member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	2,883
Not later than three months [member] | Of which interest rate cash flow hedges [Member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	2,883
Not later than three months [member] | Hedges of net investment in foreign operations [member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	14,535
Not later than three months [member] | Portfolio fair value hedges of interest rate risk [Member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	250
Not later than three months [member] | Portfolio cash flow hedges of interest rate risk [Member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	0
Not later than three months [member] | Derivatives [member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	24,369
Later than three months and not later than one year [member] | Fair value hedges [member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	15,373
Later than three months and not later than one year [member] | Of which interest rate fair value hedges [Member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	14,865
Later than three months and not later than one year [member] | Cash flow hedges [member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	9,300
Later than three months and not later than one year [member] | Of which interest rate cash flow hedges [Member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	9,300
Later than three months and not later than one year [member] | Hedges of net investment in foreign operations [member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	2,215
Later than three months and not later than one year [member] | Portfolio fair value hedges of interest rate risk [Member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	582
Later than three months and not later than one year [member] | Portfolio cash flow hedges of interest rate risk [Member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	0
Later than three months and not later than one year [member] | Derivatives [member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	27,470
Later than one year and not later than five years [member] | Fair value hedges [member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	25,342
Later than one year and not later than five years [member] | Of which interest rate fair value hedges [Member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	24,980
Later than one year and not later than five years [member] | Cash flow hedges [member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	22,197
Later than one year and not later than five years [member] | Of which interest rate cash flow hedges [Member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	20,190
Later than one year and not later than five years [member] | Hedges of net investment in foreign operations [member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	0
Later than one year and not later than five years [member] | Portfolio fair value hedges of interest rate risk [Member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	3,255
Later than one year and not later than five years [member] | Portfolio cash flow hedges of interest rate risk [Member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	0
Later than one year and not later than five years [member] | Derivatives [member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	50,794
Later than five years [member] | Fair value hedges [member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	19,101
Later than five years [member] | Of which interest rate fair value hedges [Member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	18,763
Later than five years [member] | Cash flow hedges [member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	3,901
Later than five years [member] | Of which interest rate cash flow hedges [Member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	1,411
Later than five years [member] | Hedges of net investment in foreign operations [member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	0
Later than five years [member] | Portfolio fair value hedges of interest rate risk [Member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	1,901
Later than five years [member] | Portfolio cash flow hedges of interest rate risk [Member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	0
Later than five years [member] | Derivatives [member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	€ 24,903